                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   __________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)

                                    ________

                         1205 Westlakes Drive Suite 280
                              Berwyn, PA 19312-2414
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.






CONSTELLATION FUNDS
     GROUP





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004




Constellation HLAM Large Cap Quality Growth Fund

Contents
--------------------------------------------------------------------------------

  Page      Section
  ----      -------
   2        Disclosure of Fund Expenses
   3        Total Returns and Fund Investment Objective
   4        Investment Review
   7        Statement of Net Assets
   9        Statement of Operations
   10       Statements of Changes in Net Assets
   11       Financial Highlights
   13       Notes to Financial Statements
   18       Report of Independent Registered Public Accounting Firm
   19       Trustees and Officers of the Trust
   22       Notice to Shareholders
   23       Shareholder Voting Results



Constellation Funds
--------------------------------------------------------------------------------

The Constellation Funds offer the Constellation HLAM Large Cap Quality Growth Fund (the "Fund"), a non-diversified mutual fund for individual and institutional investors. The Fund curently offers one class of shares, Class II Shares. The minimum initial investment in the Class II Shares is $2,500 and the minimum amount for subsequent investments is $50. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.

Constellation Investment Management Company, LP ("CIMCO"), located in Berwyn, Pennsylvania, was formed on May 19, 2000, and serves as the Investment Adviser to the Fund.

CIMCO has appointed Hilliard Lyons Asset Management ("HLAM") as sub-adviser to the Fund.

HLAM is an SEC-registered adviser located at Hilliard Lyons Center, 501 South Fourth Street, Louisville, KY 40202. As sub-adviser, HLAM makes investment decisions for the Fund and ensures compliance with its investment policy and guidelines. As of December 31, 2004, HLAM had approximately $4.8 billion in assets under management.

In managing the Fund, HLAM focuses on common stocks of companies that it believes are priced low in relation to the underlying value of the enterprise or to its anticipated growth rate. HLAM emphasizes investments in common stocks of "quality" growth companies -- those companies that HLAM believes have consistent and sustainable revenue and earnings growth.

Shareholder Services

The Constellation Funds' shareholders receive annual and semi-annual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1 (866) 242 5742. Or they may write to Constellation Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of the Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% return. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio under "Annualized Expense Ratios" for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.


                                                           Beginning            Ending           Expense
                                                             Account           Account        Annualized            Paid
                                                               Value             Value           Expense          During
                                                            7/1/2004        12/31/2004            Ratios          Period*
-------------------------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                         $1,000.00         $1,027.00             1.29%           $6.57

Hypothetical 5% Return                                     $1,000.00         $1,018.65             1.29%           $6.55


*Expenses are equal to the Fund's annualized expense ratio multiplied by the average value over the period, multiplied by 184/366 (to reflect the one-half year period).

Constellation HLAM Large Cap Quality Growth Fund


Total Returns
Through December 31, 2004

Current performance may be lower or higher than the performance data quoted. Please call (866)242-5742 for most recent month-end performance information.


-------------------------------------------------------------------------------------------------------------------------
                                                              1 Year            3 Year            5 Year         10 Year
                                                              Return            Return            Return         Return
-------------------------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality
  Growth Fund                                                   4.73%            (0.90)%           (2.27)%          8.73%
Russell 1000 Growth Index                                       6.30%            (0.18)%           (9.29)%          9.59%

The investor should consider the investment objectives, risks, charges and expenses before investing. This information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the Fund, can be obtained by calling (866)242-5742. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more then one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The index mentioned is an unmanaged statistical composite of stock market performance. Investing in an index is not possible. The holdings and sector weightings of the Fund are subject to change.



Fund Investment Objective
--------------------------------------------------------------------------------
The Constellation HLAM Large Cap Quality Growth Fund invests in common stocks. Under normal conditions, the Fund invests at least 80% of its assets in common stocks of companies having a market capitalization in excess of $5 billion that the sub-adviser, Hilliard Lyons Asset Management ("HLAM"), believes to have long-term capital appreciation possibilities. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. HLAM emphasizes investments in common stocks of companies that it believes are priced low in relation to the underlying value of the enterprise or to its anticipated growth rate. HLAM further emphasizes investments in common stocks of "quality" growth companies -- those companies that HLAM believes have consistent and sustainable revenue and earnings growth. The Fund will typically own a smaller number of stocks than other, more diversified funds. HLAM generally considers selling a security when it reaches a target price, when it fails to perform as expected, when its growth rate slows, or when other opportunities appear more attractive.

The Fund's Investment Adviser, Constellation Investment Management Company, LP ("CIMCO"), can recommend the appointment of additional or replacement sub-advisers to the Board of Trustees (the "Board").

Constellation HLAM Large Cap Quality Growth Fund

Investment Review:

Investment Philosophy & Process
Hilliard Lyons Asset Management ("HLAM") serves as sub-adviser to the Constellation HLAM Large Cap Quality Growth Fund (the "Fund"). The investment philosophy of the Fund focuses on the long-term ownership of high quality growth companies. The Fund invests in equity securities of U.S. companies with large market capitalizations that the manager believes to be high quality companies selling at compelling valuations relative to their anticipated growth rates. HLAM further emphasizes investments in common stocks of "quality" growth companies. HLAM performs analysis designed to identify companies that have produced consistent results and have a strong balance sheet. The Fund managers select for investment only those companies that they believe are capable of delivering above-market earnings and revenue growth, significant and expanding free cash flow, industry leadership and which have specific characteristics typically displayed by "great" companies, including long-term competitive advantages, compelling future growth drivers and a superior management team. HLAM uses this process to create a focused portfolio of 25 to 30 stocks. HLAM emphasizes companies that they believe have an enduring competitive advantage over their competition and strives to reduce the business risk of the portfolio.

Fund Performance & Positioning
For the one year period ending December 31, 2004, the Fund posted a return of 4.73%. Over the same period, the Fund's benchmark, the Russell 1000(R) Growth Index returned 6.30%.

Several positive factors in the overall economy impacted the holdings in the Fund during the year. These factors included the overall health of the domestic economy, continued low inflation and interest rates, and the drop in the value of the US dollar, which made exported goods more attractive to foreign buyers and more profitable to US producers. Negative factors were the rising price of crude oil and the prolonged difficulties in the Iraq war, both of which curtailed investor enthusiasm. In addition, continued government planning for Medicare and uninsured pharmaceutical pricing regulation had a negative influence on Fund holdings related to the drug industry.

The Fund was overweighted relative to the benchmark in Waters, a medical specialties company; Harley-Davidson, the producer of heavyweight motorcycles and accessories; and Freddie Mac, the Federal Home Mortgage Corporation. These individual stock positions were all significant contributors to overall Fund performance. The Fund also benefited from not owning Intel and Cisco Systems. Detractors from relative performance included semiconductor company, Applied Materials; media conglomerate, Viacom and brokerage firm Morgan Stanley. All three were significantly overweighted relative to their index positions and all three were negative performers for the year. No significant changes were made to the Fund's strategy or positioning during the fiscal year.

Constellation HLAM Large Cap Quality Growth Fund

Fund Profile


As of December 31, 2004

CUSIP                                                      21038A695
--------------------------------------------------------------------
% of net assets in 10 largest holdings                         49.3%
--------------------------------------------------------------------
# of holdings                                                     25
--------------------------------------------------------------------
Weighted Average Market
   Capitalization                                      $70.6 billion
--------------------------------------------------------------------
Net assets                                               $21 million
--------------------------------------------------------------------
Top 10 Holdings
   1    American International Group
   2    Allergan
   3    Harley-Davidson
   4    Waters
   5    Omnicom Group
   6    Morgan Stanley
   7    Automatic Data Processing
   8    Synovus Financial
   9    Home Depot
   10   PepsiCo

--------------------------------------------------------------------
Sector Weightings*
--------------------------------------------------------------------

24.2%        Health Care
23.0%        Consumer Discretionary
20.0%        Financials
18.1%        Information Technology
 8.8%        Consumer Staples
 3.1         Industrials
 2.8%        Telecommunication Services


*Percentages based on Total Investments.




--------------------------------------------------------------------
Lipper Inc. Performance Ranking
--------------------------------------------------------------------
As of December 31, 2004

Lipper Large Cap Core Category

Period           Rank                       Percentile

10 year          (176 of 216 funds)         81%
5 year           (281 of 592 funds)         47%
3 year           (695 of 772 funds)         90%
1 year           (750 of 914 funds)         82%

Constellation HLAM Large Cap Quality Growth Fund

Growth of a $10,000 Investment in the
Constellation HLAM Large Cap Quality Growth Fund:
December 31, 1994 - December 31, 2004*

                     Constellation HLAM
                      Large Cap Quality      Russell 1000
                        Growth Fund          Growth Index
                     ------------------      ------------

    Dec 94                 $10,000             $10,000
    Dec 95                 $13,112             $13,719
    Dec 96                 $15,737             $16,891
    Dec 97                 $22,096             $22,041
    Dec 98                 $25,097             $30,573
    Dec 99                 $25,908             $40,711
    Dec 00                 $26,045             $31,583
    Dec 01                 $23,740             $25,134
    Dec 02                 $18,460             $18,127
    Dec 03                 $22,058             $23,519
    Dec 04                 $23,101             $25,001


Annualized Total Returns(1)

Past 1 year          Past 3 Years             Past 5 Years        10 Years
-----------          ------------             ------------        --------
4.73%                   (0.90%)                  (2.27%)            8.73%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares.

(1) Returns prior to November 8, 2004, represent performance of the Hilliard Lyons Growth Fund, Inc.

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
CONSTELLATION HLAM LARGE CAP QUALITY GROWTH FUND
December 31, 2004
                                                                         MARKET
                                                                          VALUE
                                                      SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.7%
-------------------------------------------------------------------------------
Comcast, Cl A*                                        20,600            $   686
Harley-Davidson                                       17,290              1,050
Home Depot                                            21,560                922
International Game
     Technology                                       17,165                590
Omnicom Group                                         11,875              1,002
Viacom, Cl B                                          13,645                497
                                                                        -------
Total Consumer Discretionary                                              4,747

-------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.7%
-------------------------------------------------------------------------------
PepsiCo                                               17,655                922
Walgreen                                              23,420                898
                                                                        -------
Total Consumer Staples                                                    1,820
-------------------------------------------------------------------------------
FINANCIALS -- 19.7%
-------------------------------------------------------------------------------
American International
     Group                                            21,591              1,418
Freddie Mac                                           10,585                780
Morgan Stanley                                        17,795                988
Synovus Financial                                     33,025                944
                                                                        -------
Total Financials                                                          4,130

-------------------------------------------------------------------------------
HEALTH CARE -- 23.9%
-------------------------------------------------------------------------------
Allergan                                              13,755              1,115
Amgen*                                                11,965                768
Cardinal Health                                       11,365                661
Johnson & Johnson                                     13,380                849
Pfizer                                                22,470                604
Waters*                                               21,700              1,016
                                                                        -------
Total Health Care                                                         5,013
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES               (000)
-------------------------------------------------------------------------------
INDUSTRIALS -- 3.1%
-------------------------------------------------------------------------------
Dover                                                15,535             $   651
                                                                        -------
Total Industrials                                                           651
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.8%
-------------------------------------------------------------------------------
Applied Materials*                                   53,010                 906
Automatic Data Processing                            21,700                 962
First Data                                           14,405                 612
International Business
     Machines                                         4,810                 474
Microsoft                                            29,290                 782
                                                                        -------
Total Information Technology                                              3,736
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.8%
-------------------------------------------------------------------------------
Nokia ADR                                            37,145                 582
                                                                        -------
Total Telecommunication Services                                            582
===============================================================================
TOTAL COMMON STOCK
     (COST $12,735)                                                      20,679
===============================================================================
TOTAL INVESTMENTS -- 98.7%
     (COST $12,735)                                                      20,679
===============================================================================
OTHER ASSETS AND LIABILITIES -- 1.3%
--------------------------------------------------------------------------------
Investment advisory fees payable                                             (6)
Shareholder servicing fees payable                                           (5)
Distribution fees payable                                                    (4)
Administration fees payable                                                  (3)
Other assets and liabilities, net                                           298
-------------------------------------------------------------------------------

TOTAL OTHER ASSETS AND LIABILITIES                                          280
===============================================================================
NET ASSETS -- 100.0%                                                    $20,959
===============================================================================

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
CONSTELLATION HLAM LARGE CAP QUALITY GROWTH FUND
                                                                          VALUE
                                                                          (000)
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Portfolio Capital of Class II
     Shares (unlimited authorization--no par value)
     based on 971,286 of outstanding shares of
     beneficial interest                                                $12,059
Accumulated net realized gain on investments                                956
Net unrealized appreciation on investments                                7,944
-------------------------------------------------------------------------------
NET ASSETS                                                              $20,959
===============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE--CLASS II SHARES                                         $ 21.58
===============================================================================

*  Non-income producing security.
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS (000)(1)
For the Year Ended December 31, 2004
                                                                   Constellation
                                                                  HLAM Large Cap
                                                                      Quality
                                                                    Growth Fund
--------------------------------------------------------------------------------
Investment Income:
     Dividend                                                         $   432
     Interest                                                               3
     Foreign Taxes Withheld                                                (5)
--------------------------------------------------------------------------------
              Total Investment Income                                     430
--------------------------------------------------------------------------------
Expenses:
     Investment Advisory Fees                                             267
     Distribution Fees--Investor A Shares(2)                               65
     Distribution Fees--Investor B Shares(2)                               40
     Trustee Fees                                                          24
     Shareholder Servicing Fees--Class II Shares                            8
     Administration Fees                                                    5
     Professional Fees                                                    123
     Transfer Agent Fees                                                   80
     Custodian Fees                                                        47
     Printing Fees                                                         43
     Registration Fees                                                     19
     Insurance and Other Fees                                               1
--------------------------------------------------------------------------------
              Total Expenses                                              722
              Less: Investment Advisory Fees Waived                      (257)
--------------------------------------------------------------------------------
     Net Expenses                                                         465
--------------------------------------------------------------------------------
              Net Investment Loss                                         (35)
--------------------------------------------------------------------------------
Net Realized Gain From Securities Sold                                  6,721
Net Change in Unrealized Depreciation of Investment Securities         (5,981)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                           740
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                  $   705
================================================================================

(1) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) On November 8, 2004, Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 1 in Notes to Financial Statements for additional information.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)
For the Years Ended December 31,

                                                                                         Constellation
                                                                                         HLAM Large Cap
                                                                                      Quality Growth Fund
                                                                                    -----------------------
                                                                                        2004          2003
-----------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Loss                                                             $    (35)      $  (155)
     Net Realized Gain From Securities Sold                                             6,721         4,623
     Net Change in Unrealized Appreciation (Depreciation) of Investment
     Securities                                                                        (5,981)        2,747
-----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets Resulting From Operations                             705         7,215
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     Net Realized Capital Gains
         Investor A Shares/Class II Shares                                             (3,543)       (4,992)
         Investor B Shares                                                                 --          (873)
-----------------------------------------------------------------------------------------------------------
     Total Distributions                                                               (3,543)       (5,865)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
     Investor A Shares/Class II Shares
         Proceeds from Shares Issued                                                    1,180         1,345
         Proceeds from Shares Issued in Lieu of Cash Distributions                      3,377         4,897
         Proceeds from Shares Issued in Connection with Conversion into Class II
         Shares(2)                                                                      3,415            --
         Cost of Shares Redeemed                                                      (20,003)       (6,591)
-----------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets from Investor A Shares/Class II Shares                (12,031)         (349)
-----------------------------------------------------------------------------------------------------------
     Investor B Shares
         Proceeds from Shares Issued                                                       60           150
         Proceeds from Shares Issued in Lieu of Cash Distributions                         --           857
         Cost of Shares Redeemed in Connection with Conversion into Class II
         Shares(2)                                                                     (3,415)           --
         Cost of Shares Redeemed                                                       (2,463)       (2,152)
-----------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets from Investor B Shares                                 (5,818)       (1,145)
-----------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets From Capital Share Transactions                       (17,849)       (1,494)
-----------------------------------------------------------------------------------------------------------
         Total Decrease in Net Assets                                                 (20,687)         (144)
-----------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Year                                                                 41,646        41,790
-----------------------------------------------------------------------------------------------------------
     End of Year                                                                     $ 20,959       $41,646
===========================================================================================================
Shares Issued and Redeemed:
     Investor A Shares/Class II Shares
         Issued                                                                            46            55
         Issued in lieu of Cash Distributions                                             156           202
         Issued in Connection with Conversion into Class II Shares(2)                     137            --
         Redeemed                                                                        (816)         (265)
-----------------------------------------------------------------------------------------------------------
     Net Decrease in Investor A Shares/Class II Shares                                   (477)           (8)
-----------------------------------------------------------------------------------------------------------
     Investor B Shares
         Issued                                                                             3             6
         Issued in lieu of Cash Distributions                                              --            37
         Redeemed in Connection with Conversion into Class II Shares(2)                  (144)           --
         Redeemed                                                                        (106)          (89)
-----------------------------------------------------------------------------------------------------------
     Net Decrease in Investor B Shares                                                   (247)          (46)
===========================================================================================================

(1) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) On November 8, 2004, Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 1 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

                                  Realized
                                     and
                                 Unrealized
          Net Asset     Net         Gains                    Dividends   Distributions      Total
            Value,   Investment    (Losses)     Total From    from Net        from        Dividends
          Beginning    Income         on        Investment   Investment      Capital         and
           of Year     (Loss)    Investments    Activities     Income         Gains     Distributions
------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Growth Fund(1)(2) -- Investor A Shares/Class II Shares
-------------------------------------------------------------------------------------------------------
2004      $24.73      $ 0.01       $ 1.16         $ 1.17      $  --         $(4.32)        $(4.32)
2003       24.02       (0.07)        4.58           4.51         --          (3.80)         (3.80)
2002       30.89       (0.08)       (6.79)         (6.87)        --             --             --
2001       33.89       (0.12)       (2.88)         (3.00)        --             --             --
2000       33.71       (0.06)        0.24           0.18         --             --             --

+ Fee waivers are in effect; if they had not been in effect, performance would have been lower.
++  Inclusive of waivers and/or reimbursements.
(1) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) On November 8, 2004, Investor A Shares converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction, and as a result, its operating results for the periods prior to November 8, 2004 have been carried forward in these financial highlights. See Note 1 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

                                                                             Ratio of Net
                Net                                 Ratio of     Ratio of     Investment
               Asset                       Net         Net        Total        Income
              Value,                   Assets End   Expenses     Expenses      (Loss)        Portfolio
                End         Total        of Year    to Average   to Average   to Average      Turnover
              of Year      Return+        (000)    Net Assets++  Net Assets   Net Assets++      Rate
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
               $21.58       4.73%       $20,959        1.30%        1.97%        0.04%           7%
                24.73      19.07         35,806        1.30         1.82        (0.27)          28
                24.02     (22.20)        34,963        1.29         1.46        (0.32)          19
                30.89      (8.85)        51,402        1.25         1.44        (0.36)          19
                33.89       0.53         62,884        1.29         1.37        (0.17)          34

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
December 31, 2004

1.   ORGANIZATION:
CONSTELLATION FUNDS (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 active portfolios. The financial statements included herein are those of the HLAM Large Cap Quality Growth Fund, the "Fund". The financial statements of the remaining funds are presented separately. The Fund will be changing its year end to September 30 to conform to the year end of the Trust.

The Fund is registered as a non-diversified portfolio of the Trust and only offers Class II Shares. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The shareholders of the Hilliard Lyons Growth Fund, Inc. approved the reorganization of the Hilliard Lyons Growth Fund, Inc. with and into the Constellation HLAM Large Cap Quality Growth Fund, a newly-formed series of the Constellation Funds in a tax-free reorganization effective November 8, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor A Shares received a number of shares of the Constellation HLAM Large Cap Quality Growth Fund equal in dollar value and in the number of shares of the Hilliard Lyons Growth Fund, Inc. as of November 5, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor B Shares received a number of shares of the Constellation HLAM Large Cap Quality Growth Fund equal in dollar value to Hilliard Lyons Growth Fund, Inc. The Constellation HLAM Large Cap Quality Growth Fund has the same investment objective and policies, and substantially the same risks, policies, restrictions and limitations, as the Hilliard Lyons Growth Fund, Inc.

Prior to November 8, 2004, the Fund offered Investor A and Investor B Shares. On November 8, 2004, the Fund converted the Investor A Shares into Class II Shares. Subsequently, the Investor B Shares were fully liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Security Valuation- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
December 31, 2004

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Security Transactions and Related Income- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     Dividends and distributions- The Fund declares and distributes net investment income, if any, quarterly, as a dividend to shareholders. Any net realized capital gains on sales of securities for the Fund is distributed to shareholders at least annually.

     Expenses- Expenses that are specifically attributed to the Fund are charged to the Fund. Certain other expenses are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Trust on the basis of relative daily net assets.

     Classes- Class specific expenses are borne by the class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Redemption fees- The Fund may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. At this time, the Fund is not subject to the redemption fee. The Fund will notify all existing shareholders if and when it decides to implement the fee. There were no redemption fees collected during the year ended December 31, 2004.

3.   TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of Constellation Investment Management Company, LP ("CIMCO"), Constellation Investment Distribution Company, Inc. (the "Distributor") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund engages in a "Manager-of-Managers" platform.

4.   ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
Effective November 8, 2004, CIMCO began providing administrative services for the Fund. For its services, CIMCO receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee is then allocated among the Trust on the basis of relative daily net assets.

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
December 31, 2004

Under a separate Sub-Administration Agreement between CIMCO and SEI, SEI provides sub-administrative services to the Trust. For the period November 8, 2004 through December 31, 2004, SEI was paid $2,126 for its services to the Fund.

The Distributor provides distribution services to the Funds under a Distribution Agreement. The Distributor also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement.

Prior to November 8, 2004, J.J.B. Hilliard, W.L. Lyons, Inc. (the "Former Distributor") provided distribution services to the Fund.

The Fund has adopted a Distribution and Shareholder Service Plan for its Class II Shares (the "Class II Plan"). Under the Class II Plan, the Distributor receives aggregate fees of 0.25% of the Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

Prior to November 8, 2004, the Fund had a separate distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund reimbursed the Former Distributor quarterly at an annualized rate of up to 0.25% for Investor A shares and up to 1.00% for Investor B shares of the Fund's average daily net assets for distribution expenses actually incurred. As of December 31, 2004, a payable to the Former Distributor of $3,989 is included on the Statement of Net Assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. Prior to November 8, 2004, State Street Bank & Trust Co. served as the transfer agent and dividend disbursing agent for the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:
The Trust and CIMCO are parties to an Investment Advisory Agreement dated March 4, 2004 under which CIMCO receives a fee that is calculated daily and paid monthly. CIMCO has contractually agreed through October 1, 2007 to waive all or a portion of its fees and to reimburse expenses in order to limit other expenses to 0.50% of the average daily net assets of the Fund on an annualized basis. For its services, CIMCO is entitled to receive a base investment advisory fee at an annualized rate of 0.75% based on the average daily net assets of the Fund.

Prior to November 8, 2004, Hilliard Lyons Investment Advisors (the "Former Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, Inc. served as the investment adviser and performed certain administrative services to the Fund. The Former Adviser was entitled to receive a base investment advisory fee at an annualized rate of 0.80% based on the average daily net assets of the Fund. The Former Adviser voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit the Fund's total annualized operating expenses to 1.30% forthe Investor A shares and 2.05% for the Investor B shares.

Beginning December 1, 2005 advisory fees will be subject to adjustment, up or down, based on the Funds' performance relative to the performance of the Fund's benchmark, the Russell 1000 Growth Index. See the Fund's Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark.

Effective November 8, 2004, CIMCO has entered into an investment sub-advisory agreement with Hilliard Lyons Asset Management. CIMCO pays sub-advisory fees from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee can increase or decrease depending on the Fund's performance relative to its benchmark.

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
December 31, 2004

6.   INVESTMENT TRANSACTIONS:
For the year ended December 31, 2004, purchases and sales and maturities from sale of investment securities (excluding short-term securities) were $2,144,496 and $24,699,225, respectively.

7.   FEDERAL TAX POLICIES INFORMATION:
The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to net operating loss and equalization. The Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the Fund has reclassified $2,205,849 from accumulated net realized gains to paid-in-capital. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been released to/from the following accounts (000):

          UNDISTRIBUTED             ACCUMULATED
          NET INVESTMENT            NET REALIZED               PAID-IN-
              INCOME                    GAIN                   CAPITAL
          --------------            ------------               --------
               $35                    $(2,222)                  $2,187


The tax character of dividends and distributions declared during the years ended December 31, 2004 and December 31, 2003 were as follows (000):

                                                        2004        2003
                                                       ------      ------
Ordinary Income ...................................... $   --      $    4
Long-Term Capital Gain ...............................  3,543       5,861
                                                       ------      ------
Total ................................................ $3,543      $5,865
                                                       ======      ======

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term
     Capital Gain ................................................ $  956
Unrealized Appreciation ..........................................  7,944
                                                                   ------
Total Distributable Earnings ..................................... $8,900
                                                                   ======

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. There were no capital loss carryforwards as of December 31, 2004.

NOTES OF FINANCIAL STATEMENTS                                CONSTELLATION FUNDS
December 31, 2004

At December 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Fund were as follows (000):

Federal Tax Cost ................................................ $12,735
                                                                  -------
Unrealized Appreciation ......................................... $ 8,311
Unrealized Depreciation .........................................    (367)
                                                                  -------
Net Unrealized Appreciation ..................................... $ 7,944
                                                                  =======


8.   INDEMNIFICATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Constellation Funds:

We have audited the accompanying statement of net assets of the Constellation HLAM Large Cap Quality Growth Fund, one of the funds constituting the Constellation Funds (the "Fund"), as of December 31, 2004 and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods presented through December 31, 2003, were audited by other auditors, whose report dated February 11, 2004 expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. As to securities sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Constellation HLAM Large Cap Quality Growth Fund as of December 31, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Philadelphia, Pennsylvania
February 25, 2005

Trustees and Officers of the Trust as of December 31, 2004
(unaudited)

Interested Trustee*
John H. Grady, Jr.
Address                   Constellation Investment Management Company, LP,
                          Berywn, PA 19312
Date of Birth             6/1/61
Position held with Fund   Trustee and President; Chairman of the Board
Principal occupation(s)
  during past 5 years     President and CEO of CIMCO since 2003. Executive Vice
                          President & Secretary from 2001 to 2003 - General
                          Counsel, Chief Legal Officer of Turner from 2001 to
                          2003. CID President, Chief Operating Officer since
                          September 2001. Partner, Morgan, Lewis & Bockius LLP
                          (law firm) (October 1995-January 2001).
Number of Portfolios in
  Complex Overseen
  by Trustee              24

*Mr. Grady is deemed to be an "Interested Trustee" by virtue of his relationship with Constellation Investment Management Company, LP.



Non-Interested Trustees
Ronald Filante
Address                   51 Verdum Avenue, New Rochelle, NY 10804
Date of Birth             11/19/45
Position held with Fund   Trustee
Principal occupation(s)
  during past 5 years     Associate Professor of Finance, Pace University, since
                          1987.
Number of Portfolios in
  Complex Overseen
  by Trustee              24

Alfred C. Salvato
Address                   13 Fountain Court, Cherry Hill, NJ 08034
Date of Birth             1/9/58
Position held
with Fund                 Trustee
Principal occupation(s)
  during past 5 years     Treasurer, Thomas Jefferson University, since 1995,
                          and Assistant Treasurer, 1988-1995.
Number of Portfolios in
  Complex Overseen by
  Trustee                 24

Janet F. Sansone
Address                   1023 North Pitt Street, Alexandria, VA 22314-1525
Date of Birth             8/11/45
Position held with Fund   Trustee since 2004
Principal occupation(s)
  during past 5 years     Executive Director, JFS Consulting.  Consultant since
                          1999. Senior Vice President of Human Resources of
                          Frontier Corporation (telecommunications company),
                          (1993-1999).
Number of Portfolios in
  Complex Overseen
  by Trustee              24

Trustees and Officers of the Trust as of December 31, 2004
(unaudited)

Executive Officers

Peter Golden
Address                   SEI Investments, Oaks, PA, 19456
Date of Birth             6/27/64
Positions held with Fund Controller and Chief Financial Officer since 2001 Principal occupation(s)
  during past 5 years     Director of Fund Accounting of SEI Investments
                          (investment management company) since June 2001.
                          Previously, Vice President of Fund Administration,
                          J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension
                          Accounting, Chase Manhattan Bank (investment bank),
                          June 1997 to March 2000.

Lydia A. Gavalis
Address                   SEI Investments, Oaks, PA, 19456
Date of Birth             6/5/64
Positions held with Fund Vice President and Assistant Secretary since 1999 Principal occupation(s)
  during past 5 years     Vice President and Assistant Secretary of SEI
                          Investments (investment management company) since
                          1998.

Timothy D. Barto
Address                   SEI Investments, Oaks, PA, 19456
Date of Birth             3/28/68
Positions held with Fund Vice President and Assistant Secretary since 2000 Principal occupation(s)
  during past 5 years     Employed by SEI Investments since October 1999. Vice
                          President and Assistant Secretary of SEI Investments
                          (investment management company) since December 1999.
                          Associate at Dechert Price & Rhoads (law firm)
                          (1997-1999).

Christine M. McCullough
Address                   SEI Investments, Oaks, PA, 19456
Date of Birth             12/2/60
Positions held with Fund Vice President and Assistant Secretary since 2000 Principal occupation(s)
  during past 5 years     Employed by SEI Investments (investment management
                          company) since November 1, 1999. Vice President and
                          Assistant Secretary of SEI Investments since December
                          1999. Associate at White and Williams LLP (law firm)
                          (1991-1999).

Antoinette C. Robbins
Address                   Constellation Investment Management Company, LP,
                          Berywn, PA 19312
Date of Birth             3/23/63
Position held with Fund   Vice President since 2004
Principal occupation(s)
  during past 5 years     Employed by CIMCO as Vice President and Director of
                          Compliance since 2004. Previously, Vice President and
                          Director of Compliance of Turner Investment Partners,
                          Inc. (investment management company) (2002-2004).
                          Senior Gift Planning Officer, American Civil Liberties
                          Union (2001-2002). Assistant Vice President and
                          Counsel, Equitable Life Assurance Society of the
                          United States (insurance company) (1996-2002).

Trustees and Officers of the Trust as of December 31, 2004
(unaudited)

John J. Canning
Address                   Constellation Investment Management Company, LP,
                          Berywn, PA 19312
Date of Birth             11/15/70
Positions held with Fund Vice President and Chief Compliance Officer since 2004 Principal occupation(s)
  during past 5 years     Employed by CIMCO as Vice President and Director of
                          Mutual Fund Administration and Operations since 2004.
                          Previously, Assistant Director of Mutual Fund
                          Administration and Operations, Sub-Advisory
                          Institutional Service Product Manager for Turner
                          Investment Partners, Inc. (investment management company) (2000-2004). Portfolio Implementation
                          Analyst, SEI Investments (investment management company) (1998-2000).


Rami Livelsberger
Address                   Constellation Investment Management Company, LP,
                          Berywn, PA 19312
Date of Birth             11/14/74
Positions held with Fund Vice President and Assistant Secretary since 2004 Principal occupation(s)
  during past 5 years     Employed by CIMCO as Vice President, Fund Governance
                          since 2004. Previously, Compliance Officer, Legal
                          Assistant for Turner Investment Partners, Inc.
                          (investment management company) (2001-2004). Legal
                          Assistant, Morgan Lewis & Bockius LLP (law firm)
                          (1999-2001).

Saeed A. Franklin
Address                   Constellation Investment Management Company, LP,
                          Berywn, PA 19312
Date of Birth             8/1/75
Position held with Fund   Vice President since 2004
Principal occupation(s)
  during past 5 years     Employed by CIMCO as Vice President, Fund
                          Administration; previously, Broker Dealer Coordinator,
                          Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst,
                          ING Variable Annuities (an insurance company)
                          (2001-2003). Senior Fund Accountant, Bank of New York
                          (investment bank) (1999-2001). Fund Accountant, PFPC
                          Inc. (investment management company) (1997-1999).

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-242-5742.

Notice to Shareholders (unaudited)

For Shareholders who do not have a December 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2004, taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                 Dividends
                                                 Qualifying
  Long Term                                     for Corporate
  (15% Rate)               Ordinary               Dividends           Qualifying
 Capital Gain               Income                  Total             Receivable        Dividend
Distributions            Distributions          Distributions        Deduction (1)     Income (2)
-------------            -------------          -------------        -------------     ----------
     100%                     0%                    100%                  0%               0%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the aforementioned Fund to designate the maximum amount permitted by law.

The Information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-Div.

Shareholder Voting Results (unaudited)

There was a special meeting of shareholders held on October 7, 2004, at which the shareholders of the Fund were asked to consider several proposals:

1. To approve the Agreement and Plan of Reorganization under which the Hilliard Lyons Growth Fund, Inc. would be reorganized with and into the Constellation HLAM Large Cap Quality Growth Fund, a newly-formed series of the Constellation Funds, and the Hilliard Lyons Growth Fund, Inc. would be dissolved.

                            Shares         % of Shares
                             Voted            Voted
                             -----            -----
For                          726,795          96.02%
Against                       24,498           3.24%
Abstain                        5,626           0.74%
                             -------         -------
                             756,919         100.00%

2. To approve an investment advisory agreement with Constellation Investment Management Company, LP ("CIMCO").


                            Shares         % of Shares
                             Voted            Voted
                             -----            -----

For                          720,437          95.18%
Against                       24,402           3.22%
Abstain                       12,079           1.60%
                             -------         -------
                             756,918         100.00%

3. To approve an investment sub-advisory agreement between CIMCO and Hilliard Lyons Asset Management, a division of J.J.B. Hilliard, W.L. Lyons, Inc.


                            Shares         % of Shares
                             Voted            Voted
                             -----            -----

For                          720,821          95.23%
Against                       24,067           3.18%
Abstain                       12,030           1.59%
                             -------         -------
                             756,918         100.00%

4. To act on any other business properly brought before the October 7, 2004 meeting, namely;

     (a) To elect William G. Strench to serve as secretary of the meeting.


                            Shares         % of Shares
                             Voted            Voted
                             -----            -----

For                          756,918         100.00%
Against                           --             --%
Abstain                           --             --%
                             -------         -------
                             756,918         100.00%

     (b) To delegate the approval of the minutes of the meeting to the Board of Directors.


                            Shares         % of Shares
                             Voted            Voted
                             -----            -----

For                          756,918         100.00%
Against                           --             --%
Abstain                           --             --%
                             -------         -------
                             756,918         100.00%

The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) via the Fund's website, www.constellationfundsgroup.com; and (ii) on the Commission's website at http://www.sec.gov.

CONSTELLATION FUNDS

Trust
Constellation Funds
P.O. Box 219520
Kansas City, MO 64105-9520

Investment Adviser
Constellation Investment Management Company, LP

Sub-Adviser
Hilliard Lyons Asset Management

Distributor
Constellation Investment Distribution Company, Inc.

Administrator
Constellation Investment Management Company, LP

Legal Counsel
Morgan, Lewis & Bockius, LLP

Independent Registered Public Accounting Firm
KPMG LLP







To open an account, receive account information, make inquiries, or request
literature:   1 (866) 242-5742

This report was prepared for shareholders of the Constellation HLAM Large Cap Quality Growth Fund. It may be distributed to others only if preceded or accompanied by a current Prospectus, which contains detailed information.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Constellation Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met many of the qualifications. The Board also determined that, given the size and type of the Constellation Funds and of the nature of the accounting and valuation issues they have presented, it did not appear that the Audit Committee members lacked any necessary skills, and concluded that it was not necessary to appoint an audit committee financial expert to the Audit Committee. Finally, the Board of Trustees indicated that whether a candidate for a new or replacement Trustee position qualified as an audit committee financial expert would be given due consideration by the Board in determining whether to nominate and/or select such candidate.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Effective April 9, 2004, the Board of Trustees of the Alpha Select Funds approved a change in the name of the Trust to the Constellation Funds. On June 14, 2004 the Funds' Board of Trustees dismissed Ernst & Young LLP as independent auditor for the Funds and selected KPMG LLP as independent auditors to the Funds. For the current 2004 fiscal year, the aggregate Audit Fees billed by KPMG LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Constellation Funds are shown in the table below.

                                               2004(1)
                          -----------------------------------------------
                          All fees and      All fees and     All other
                          services to       services to      fees and
                          the Trust         service          services to
                          that were         affiliates       service
                          pre-approved      that were        affiliates
                                            pre-approved     that did not
                                                             require
                                                             pre-approval
     --------------------------------------------------------------------
     (a)   Audit            $389,500           $0                $0
           Fees(2)
     --------------------------------------------------------------------
     (b)   Audit-Related     $0                $0                $0
           Fees
     --------------------------------------------------------------------
     (c)   Tax Fees          $48,500           $0                $0
     --------------------------------------------------------------------
     (d)   All Other           $0              $0                $0
           Fees
     --------------------------------------------------------------------

     Notes:
     (1) Prior to April 9, 2004, the Constellation Funds (the "Trust") operated as the Alpha Select Funds and consisted of only one mutual fund, the Target Select Equity Fund. The name change was approved by the Trust's Board of Trustees on January 26, 2004. As of December 31, 2004, the Trust consisted of 24 mutual funds and generated higher audit costs in 2004 than were generated in 2003.
     (2) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

Ernst & Young LLP did not serve as the Constellation Funds auditor for the fiscal year 2004. For the fiscal year ended 2003, the audit fees billed by Ernst & Young LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the Alpha Select Funds are as follows:

Audit Fees (4a)

Audit fees for the Alpha Select Funds totaled $16,000 in 2003, including fees associated with the annual audit and filing of the Trust's N-1A.

Audit Related Fees (4b)

None

Tax Fees (4c)

None

Other Fees (4d)

None

(e)(1) The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Audit Committee's consideration of non-audit services by the Registrant's audit firms. The policies and procedures require pre-approving all audit and permitted non-audit services the independent auditor provides to the Fund, and all services that the independent auditor provides to the Fund's investment adviser(s) and advisory affiliates (whether or not directly related to the Fund's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and
(b) de minimis non-audit services, shall not require pre-approval. A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Fund, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided;
(b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

     -------------------------------------------------------
                                           2004         2003
     -------------------------------------------------------
     Audit-Related Fees                     0%           0%
     -------------------------------------------------------
     Tax Fees                               0%           0%
     -------------------------------------------------------

(f) Not applicable

(g) The aggregate non-audit fees and services billed by KPMG LLPfor fiscal year ended 2004 were $0. The aggregate non-audit fees and services billed by Ernst & Young LLP for the fiscal year ended 2003 were $229,512. These fees were primarily for tax compliance and other services to the Registrant's former investment adviser, Turner Investment Partners, Inc. and its subsidiaries.

(h) The audit committee is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the adviser (excluding sub-advisers) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (hereafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On October 7, 2004, the shareholders of the Constellation HLAM Large Cap Quality Growth Fund approved (i) the Agreement and Plan of Reorganization under which the Hilliard Lyons Growth Fund, Inc. would be reorganized with and into the Constellation HLAM Large Cap Quality Growth Fund, a newly-formed series of the Constellation Funds, and the Hilliard Lyons Growth Fund, Inc. would be dissolved
(ii) an investment advisory agreement with Constellation Investment Management Company, LP ("CIMCO"), and (iii) approved an investment sub-advisory agreement between CIMCO and Hilliard Lyons Asset Management, a division of J.J.B. Hilliard, W.L. Lyons, Inc.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1)    Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Constellation Funds

By (Signature and Title)*                   ___________________________________
                                            John H. Grady, Jr., President & CEO

Date 03/10/05


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   ___________________________________
                                            John H. Grady, Jr., President & CEO

Date 03/10/05

By (Signature and Title)*                   ___________________________________
                                            Eric Kleinschmidt, Controller & CFO

Date 03/10/05


* Print the name and title of each signing officer under his or her signature.